Restatement of previously issued unaudited condensed financial statements - UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues:
Net revenues				$ 50,014	$ 51,905	$ 42,426
Cost of revenues:
Total cost of revenues				45,554	49,400	43,447
Gross (loss) profit				4,460	2,505	(1,021)
Operating expenses:
Selling Expenses				1,935	1,439	1,104
General and administrative expenses				14,500	18,491	17,426
Total operating expenses				84,550	19,930	28,704
Operating (loss) from continuing operations				(80,090)	(17,425)	(29,725)
Interest income				49	75	257
Government Subsidy Income				1,682	1,438	3,614
Income / (loss) before income tax from continuing operations / Operating (loss) from continuing operations				(78,359)	(16,724)	(28,081)
Income tax expenses				829	2,846	(1,435)
Income (loss) before loss in equity method investments / (Loss) before loss in equity method investments				(79,188)	(19,570)	(26,646)
(Loss) from equity method investment / Loss from equity method investment				(8)	(7)	(183)
Income (loss) from continuing operations, net / (Loss) from continuing operations, net				(79,196)	(19,577)	(26,829)
Income from the operations of the discontinued operations, net of income tax / (Loss) income from the operations of the discontinued operations, net of income taxes				2,776	23,106	(14,354)
Gain on the deconsolidation of the discontinued operations, net of income tax	$ 36,270			30,537
Net Income from discontinued operations				33,313	23,106	(14,354)
Net (loss) income				(45,883)	3,529	(41,183)
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.				$ (41,371)	$ 6,790	$ (37,280)
Net (loss) income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc.
Basic - continuing operations (in dollars per share)				$ (2.70)	$ (0.58)	$ (0.95)
Diluted - continuing operations (in dollars per share)				(2.70)	(0.58)	(0.95)
Basic - discontinued operations (in dollars per share)				1.24	0.82	(0.38)
Diluted - discontinued operations (in dollars per share)				1.24	0.82	(0.38)
Basic (in dollars per share)				(1.46)	0.24	(1.33)
Diluted (in dollars per share)				$ (1.46)	$ 0.24	$ (1.33)
Weighted average shares, Basic				28,291,887	28,208,734	28,122,851
Weighted average shares, Diluted				28,291,887	28,208,734	28,122,851
Services
Net revenues:
Net revenues				$ 44,818	$ 43,996	$ 35,784
Revenues from third parties				39,378	43,996	35,784
Net revenues, related parties				5,440
Cost of revenues:
Total cost of revenues				42,428	45,731	39,831
Products
Net revenues:
Net revenues				5,196	7,909	6,642
Revenues from third parties				4,281	7,909	6,642
Net revenues, related parties				915
Cost of revenues:
Total cost of revenues				$ 3,126	$ 3,669	$ 3,616
Restatement of divested Former VIEs as discontinued operations
Net revenues:
Net revenues		$ 23,399	$ 25,889
Cost of revenues:
Total cost of revenues		22,732	24,246
Gross (loss) profit		667	1,643
Operating expenses:
Selling Expenses		884	706
General and administrative expenses		7,409	8,781
Total operating expenses		8,293	9,487
Operating (loss) from continuing operations		(7,626)	(7,844)
Interest income		293	36
Government Subsidy Income		1,095	1,284
Income / (loss) before income tax from continuing operations / Operating (loss) from continuing operations		(6,238)	(6,524)
Income tax expenses		1,801	914
Income (loss) before loss in equity method investments / (Loss) before loss in equity method investments		(8,039)	(7,438)
(Loss) from equity method investment / Loss from equity method investment		(9)	(105)
Income (loss) from continuing operations, net / (Loss) from continuing operations, net		(8,048)	(7,543)
Income from the operations of the discontinued operations, net of income tax / (Loss) income from the operations of the discontinued operations, net of income taxes		2,776	13,178
Gain on the deconsolidation of the discontinued operations, net of income tax		30,537
Net Income from discontinued operations		33,313	13,178
Net (loss) income		25,265	5,635
Net income attributable to noncontrolling interest from continuing operations		6	420
Net income attributable to noncontrolling interest from discontinued operations / Net (loss) attributable to noncontrolling interest from discontinued operations		(1,574)	850
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.		26,833	4,365
Net income		$ 25,265	$ 5,635
Net (loss) income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc.
Basic - continuing operations (in dollars per share)		$ (0.29)	$ (0.28)
Diluted - continuing operations (in dollars per share)		(0.29)	(0.28)
Basic - discontinued operations (in dollars per share)		1.25	0.43
Diluted - discontinued operations (in dollars per share)		1.25	0.43
Basic (in dollars per share)		0.96	0.15
Diluted (in dollars per share)		$ 0.96	$ 0.15
Weighted average shares, Basic		28,078,124	28,391,955
Weighted average shares, Diluted		28,078,124	28,391,955
Restatement of divested Former VIEs as discontinued operations | Services
Net revenues:
Net revenues		$ 21,092	$ 22,142
Revenues from third parties		19,761	22,142
Net revenues, related parties		1,331
Cost of revenues:
Cost of revenues: third parties		20,857	22,618
Cost of revenues: Services - related parties		661
Total cost of revenues		21,518	22,618
Restatement of divested Former VIEs as discontinued operations | Products
Net revenues:
Net revenues		2,307	3,747
Revenues from third parties		2,262
Net revenues, related parties		45	3,747
Cost of revenues:
Cost of revenues: third parties		1,186	1,628
Cost of revenues: Services - related parties		28
Total cost of revenues		1,214	1,628
As previously reported
Net revenues:
Net revenues		29,568	39,152
Cost of revenues:
Total cost of revenues		23,991	26,856
Gross (loss) profit		5,577	12,296
Operating expenses:
Selling Expenses		884	706
General and administrative expenses		7,409	8,781
Total operating expenses		8,293	9,487
Operating (loss) from continuing operations		(2,716)	2,809
Interest income		293	36
Government Subsidy Income		1,095	1,284
Income / (loss) before income tax from continuing operations / Operating (loss) from continuing operations		(1,328)	4,129
Income tax expenses		1,801	914
Income (loss) before loss in equity method investments / (Loss) before loss in equity method investments		(3,129)	3,215
(Loss) from equity method investment / Loss from equity method investment		(9)	(105)
Income (loss) from continuing operations, net / (Loss) from continuing operations, net		(3,138)	3,110
Income from the operations of the discontinued operations, net of income tax / (Loss) income from the operations of the discontinued operations, net of income taxes		(2,134)	2,525
Gain on the deconsolidation of the discontinued operations, net of income tax		30,537
Net Income from discontinued operations		28,403	2,525
Net (loss) income		25,265	5,635
Net income attributable to noncontrolling interest from continuing operations		6	420
Net income attributable to noncontrolling interest from discontinued operations / Net (loss) attributable to noncontrolling interest from discontinued operations		(1,574)	850
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.		26,833	4,365
Net income		$ 25,265	$ 5,635
Net (loss) income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc.
Basic - continuing operations (in dollars per share)		$ (0.11)	$ 0.09
Diluted - continuing operations (in dollars per share)		(0.11)	0.09
Basic - discontinued operations (in dollars per share)		1.07	0.06
Diluted - discontinued operations (in dollars per share)		1.05	0.06
Basic (in dollars per share)		0.96	0.15
Diluted (in dollars per share)		$ 0.94	$ 0.15
Weighted average shares, Basic		28,078,124	28,391,955
Weighted average shares, Diluted		28,460,587	28,968,047
As previously reported | Services
Net revenues:
Net revenues		$ 27,261	$ 35,405
Revenues from third parties		25,930	35,405
Net revenues, related parties		1,331
Cost of revenues:
Cost of revenues: third parties		22,116	25,228
Cost of revenues: Services - related parties		661
Total cost of revenues		22,777	25,228
As previously reported | Products
Net revenues:
Net revenues		2,307	3,747
Revenues from third parties		2,262
Net revenues, related parties		45	3,747
Cost of revenues:
Cost of revenues: third parties		1,186	1,628
Cost of revenues: Services - related parties		28
Total cost of revenues		1,214	1,628
Adjustment
Net revenues:
Net revenues		(6,169)	(13,263)
Cost of revenues:
Total cost of revenues		(1,259)	(2,610)
Gross (loss) profit		(4,910)	(10,653)
Operating expenses:
Operating (loss) from continuing operations		(4,910)	(10,653)
Income / (loss) before income tax from continuing operations / Operating (loss) from continuing operations		(4,910)	(10,653)
Income (loss) before loss in equity method investments / (Loss) before loss in equity method investments		(4,910)	(10,653)
Income (loss) from continuing operations, net / (Loss) from continuing operations, net		(4,910)	(10,653)
Income from the operations of the discontinued operations, net of income tax / (Loss) income from the operations of the discontinued operations, net of income taxes		4,910	10,653
Net Income from discontinued operations		$ 4,910	$ 10,653
Net (loss) income per share attributable to ordinary shareholders of Gravitas Education Holdings, Inc.
Basic - continuing operations (in dollars per share)		$ (0.18)	$ (0.37)
Diluted - continuing operations (in dollars per share)		(0.18)	(0.37)
Basic - discontinued operations (in dollars per share)		0.18	0.37
Diluted - discontinued operations (in dollars per share)		0.20	$ 0.37
Diluted (in dollars per share)		$ 0.02
Weighted average shares, Diluted		(382,463)	(576,092)
Adjustment | Services
Net revenues:
Net revenues		$ (6,169)	$ (13,263)
Revenues from third parties		(6,169)	(13,263)
Cost of revenues:
Cost of revenues: third parties		(1,259)	(2,610)
Total cost of revenues		$ (1,259)	$ (2,610)